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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-5410

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                             ING PRIME RATE TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


       (Name and address of agent for service)      With copies to:


               Theresa K. Kelety, Esq.          Jeffrey S. Puretz, Esq.
                 ING Investments, LLC                 Dechert LLP
       7337 E. Doubletree Ranch Road, Suite 100   1775 I Street, N.W.
                 Scottsdale, AZ 85258             Washington, DC 20006


      Registrant's telephone number, including area code: (800) 992-0180

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Date of fiscal year end: February 29

Date of reporting period: July 1, 2011 - June 30, 2012

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-05410
Reporting Period: 07/01/2011 - 06/30/2012
ING Prime Rate Trust


============================= ING Prime Rate Trust =============================


CITADEL BROADCASTING CORPORATION

Ticker:       CDELB          Security ID:  17285T205
Meeting Date: SEP 15, 2011   Meeting Type: Special
Record Date:  AUG 03, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3.1   Elect Director Jonathan Mandel          For       For          Management
3.2   Elect Director Gregory Mrva             For       For          Management
4     Advisory Vote on Golden Parachutes      For       Against      Management
5     Ratify Auditors                         For       For          Management


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CITADEL BROADCASTING CORPORATION

Ticker:       CDELB          Security ID:  17285T304
Meeting Date: SEP 15, 2011   Meeting Type: Special
Record Date:  AUG 03, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3.1   Elect Director Jonathan Mandel          For       For          Management
3.2   Elect Director Gregory Mrva             For       For          Management
4     Advisory Vote on Golden Parachutes      For       Against      Management
5     Ratify Auditors                         For       For          Management


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CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082108
Meeting Date: MAY 08, 2012   Meeting Type: Annual
Record Date:  MAR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lewis W. Dickey, Jr.     For       Withhold     Management
1.2   Elect Director Ralph B. Everett         For       Withhold     Management
1.3   Elect Director Jeffrey A. Marcus        For       For          Management
1.4   Elect Director Arthur J. Reimers        For       For          Management
1.5   Elect Director Eric P. Robison          For       Withhold     Management
1.6   Elect Director Robert H. Sheridan, III  For       Withhold     Management
1.7   Elect Director David M. Tolley          For       Withhold     Management
2     Ratify Auditors                         For       For          Management


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HAWAIIAN TELCOM HOLDCO, INC.

Ticker:       HCOM           Security ID:  420031106
Meeting Date: MAY 11, 2012   Meeting Type: Annual
Record Date:  MAR 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard A. Jalkut        For       For          Management
1.2   Elect Director Kurt M. Cellar           For       For          Management
1.3   Elect Director Walter A. Dods, Jr.      For       For          Management
1.4   Elect Director Warren H. Haruki         For       For          Management
1.5   Elect Director Steven C. Oldham         For       For          Management
1.6   Elect Director Bernard R. Phillips, III For       For          Management
1.7   Elect Director Eric K. Yeaman           For       For          Management
2     Ratify Auditors                         For       For          Management


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MEGA BRANDS INC.

Ticker:       MB             Security ID:  58515N303
Meeting Date: JUN 15, 2012   Meeting Type: Annual
Record Date:  APR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Victor J. Bertrand Sr.   For       For          Management
1.2   Elect Director Marc Bertrand            For       For          Management
1.3   Elect Director Vic Bertrand             For       For          Management
1.4   Elect Director Nicola Di Iorio          For       For          Management
1.5   Elect Director Joe Marsilii             For       For          Management
1.6   Elect Director Benn Mikula              For       For          Management
1.7   Elect Director Tom P. Muir              For       For          Management
1.8   Elect Director Paul Rivett              For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


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SUPERMEDIA INC.

Ticker:       SPMD           Security ID:  868447103
Meeting Date: MAY 23, 2012   Meeting Type: Annual
Record Date:  MAR 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Edward J. Bayone         For       For          Management
1.2   Elect Director Robert C. Blattberg      For       For          Management
1.3   Elect Director Charles B. Carden        For       For          Management
1.4   Elect Director Thomas D. Gardner        For       For          Management
1.5   Elect Director David E. Hawthorne       For       For          Management
1.6   Elect Director Peter J. McDonald        For       For          Management
1.7   Elect Director Thomas S. Rogers         For       For          Management
1.8   Elect Director John Slater              For       For          Management
1.9   Elect Director Douglas D. Wheat         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING PRIME RATE TRUST

By:  /s/ Shaun P. Mathews
     -------------------------------------
     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 24, 2012